Acquisitions and Dispositions Transactions Prior to Separation (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Secured Debt		$ 1,274	$ 1,342
Subsequent Event [Member] | Brighthouse Financial, INC [Member]
Debt Instrument [Line Items]
Payments of Distributions to Affiliates	$ 590
Subsequent Event [Member] | Brighthouse Financial, INC [Member] | MetLife Reinsurance Company Of South Carolina | Secured Debt [Member]
Debt Instrument [Line Items]
Invested Assets On Deposit Held In Trust And Pledged As Collateral	2,800
Secured Debt	2,800
Committed Credit Facility Five [Member] | Brighthouse Financial, INC [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		3,500
Secured Debt		2,797
Committed Credit Facility Five [Member] | Subsequent Event [Member] | Brighthouse Financial, INC [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	3,500
Committed Credit Facility Seven [Member] | Brighthouse Financial, INC [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		4,250
Secured Debt		$ 0
Committed Credit Facility Seven [Member] | Subsequent Event [Member] | Brighthouse Financial, INC [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,300